FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured on Recurring Basis) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits	$ 47,355,121	$ 57,420,513
Trading securities		7,754,630
Game license payment liabilities	43,660,000
Total	91,015,121	65,175,143
Discounted cash flow rate	3.25%
Quoted prices in active markets for identical investments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits	47,355,121	57,420,513
Trading securities		7,754,630
Game license payment liabilities
Total	47,355,121	65,175,143
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits
Trading securities
Game license payment liabilities
Total
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents - term deposits
Trading securities
Game license payment liabilities	43,660,000
Total	$ 43,660,000